(Notes)	3 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
Inventory
Inventory consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Finished goods	$2,259	$1,784
Raw materials	605	439
	$2,864	$2,223

Finished goods primarily include product ready for shipment, as well as promotional merchandise held for sale. Raw materials primarily include ingredients, concentrate and packaging.